GREENBERG TRAURIG, LLP
Michael L. Kaplan
Tel. 602.445.8313
Fax 602.445.8615
KaplanM@gtlaw.com
March 12, 2008
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

Re:	TTM TECHNOLOGIES, INC. Registration Statement on Form S-3 File No. 333-148687
Ladies and Gentlemen:
     On behalf of our client, TTM Technologies, Inc., a Delaware corporation (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and Regulation S-T adopted thereunder, is Amendment No. 1 to Registration Statement No. 333-148687 on Form S-3 and the exhibits thereto (“Amendment No. 1”). Amendment No. 1 reflects the changes made to the Company’s registration statement on Form S-3 filed on January 15, 2008 (the “Registration Statement”) in response to the Staff’s comments set forth in the letter dated February 15, 2008 (the “Comment Letter”) to Kenton K. Alder, Chief Executive Officer of the Company, as well as certain other changes. The location of the changes made in Amendment No. 1 are indicated as required by Regulation S-T.
     With respect to the Comment Letter, the individual responses of the Company to each of the Staff’s comments, noting the location in Amendment No. 1 of any change incorporated in response to a Staff comment, are set forth below. The headings and numbers of the responses coincide with the headings and comment numbers set forth in the Comment Letter. In this letter, references to “we,” “our” and “us” refer to the Company.
Registration Statement on Form S-3
Exhibits
     1. Pursuant to the Staff’s request, we have filed the form of indenture relating to the debt securities as Exhibit 4.2.
     2. Pursuant to the Staff’s request, we have revised the Exhibit list on p.II-3 to list the Form T-1 as Exhibit 25 and to indicate that the Company will file it by amendment.
     3. Pursuant to the Staff’s request, we have revised and filed the legal opinion as Exhibit 5.1 to include a signature. We hereby confirm that the reference to the Delaware General Corporation Law is intended to encompass other Delaware statutory provisions as well as applicable provisions of the Delaware constitution and reported judicial decisions interpreting these laws.

Securities and Exchange Commission
March 12, 2008

_____________________
Form 10-Q for the Quarterly Period Ending October 1, 2007 Controls and Procedures, page 28.
     4. Pursuant to the Staff’s request, the Company confirms that the evaluation of the effectiveness of its disclosure controls and procedures was conducted with respect to the entire definition set forth in Rule 13(a)-15(e). In future filings, the Company will tie its effectiveness conclusion to the definition of disclosure controls and procedures set out in Rule 13(a)-15(e).
     Please call the undersigned with any questions or comments you may have regarding Amendment No. 1. In addition, please send all written correspondence directly to the undersigned.

Very truly yours,
/s/ Michael L. Kaplan
Michael L. Kaplan

Enclosures
MLK:bmc
cc: Kenton K. Alder